MASSACHUSETTS FINANCIAL SERVICES COMPANY
                      500 BOYLSTON STREET, BOSTON, MA 02116
                                 (617) 954-5000



                                        July 31, 2006



VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Municipal Series Trust (the "Trust") (File Nos. 2-92915 and 811-4096) on Behalf of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland
          Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 41 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 27, 2006.

     Please call the undersigned at (617) 954-5064 or Claudia Murphy at (617) 954-5406 with any questions you may have.

                                        Very truly yours,


                                        TIMOTHY M. FAGAN
                                        Timothy M. Fagan
                                        Vice President & Senior Counsel

TMF/bjn